INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
NOTE 7 -          INTANGIBLE ASSETS

Intangible assets are composed of the following:

	December 31,
	2025	2024
Commercial licenses
Cost	$2,670	$2,509
Accumulated amortization	(1,218)	(956)
Amortized cost	$1,452	$1,553

In September 2020, Piedmont signed a 10-year agreement for the commercial MRO services for aviation components. Under this contract, Honeywell licensed Piedmont as an authorized MRO station of APU  331-20X.

Estimated amortization expenses for the five succeeding years are $279 thousand per year.